Business Combination Disclosure: Schedule of Recognized Identified Assets Acquired and Liabilities Assumed, GeaBubble (Tables)	Dec. 31, 2022
Tables/Schedules
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed, GeaBubble

Current assets (including cash of $1,161,476)	$1,201,476
Equipment, net	4,412
Liabilities assumed	(458,628)
Total identifiable net assets	747,260
Non-controlling interest in GearBubble Tech	(366,157)
Goodwill	2,780,897
Total	$3,162,000

Acquisition related cost (legal and audit fees included in professional and consulting expenses during year 2021)	$47,100